Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Taxes [Line Items]
Accumulated undistributed earnings of non-U.S. subsidiaries		$ 19,700,000,000	$ 17,000,000,000
International operating loss and capital loss carryforwards		5,300,000,000
Operating Loss And Capital Loss Carryforwards Expiring By Twenty Twelve		3,400,000,000
Net operating loss and capital loss carryforwards expiration dates		2022
Foreign tax credit carryforwards expiring by 2022		1,200,000,000
Foreign tax credit carryforwards expiration dates		2022
Valuation on deferred tax assets		2,500,000,000
Net change in valuation allowance		371,000,000
Unrecognized tax benefits related to continuing operations		611,000,000	795,000,000
Unrecognized tax benefits that would impact effective tax rate		520,000,000	687,000,000
Interest related to uncertain tax positions		(19,000,000)	45,000,000	88,000,000
Accrued interest expense related to uncertain tax benefits		166,000,000	205,000,000
Unrecognized tax benefits income tax penalties accrued		0	2,000,000
Reduction of unrecognized tax benefits related to tax audit resolutions minimum	15,000,000
Reduction of unrecognized tax benefits related to tax audit resolutions maximum	43,000,000
Unrecognized tax benefit related to worthless stock deduction from disposition of German operations				1,700,000,000
Tax benefits recognized during period		7,944,000,000	7,579,000,000	7,156,000,000
Discontinued Operations [Member]
Taxes [Line Items]
Tax benefits recognized during period		1,000,000,000
Tax expense		$ 67,000,000